Regulatory Matters (Narrative) (Details) - USD ($) $ in Millions				12 Months Ended
	Jan. 28, 2016	Jan. 01, 2015	Jan. 24, 2013	Dec. 31, 2015
Regulatory Matters [Line Items]
Regulatory asset not earning return on investment				$ 0.0
Expenses recovered as components of cost of service and regulatory orders				$ 35.6
Remaining life for the costs to be recovered, years				7 years
Customer Refund			$ 88.1
Initial Customer Refund			50.0
Total Capital Cost Recovery Mechanism Over Five-year Term			$ 1,500.0
Depreciation Rate Reduction			1.50%
Annual base rate reduction effective January 1, 2014			$ 25.0
Capital Cost Recovery Mechanism Revenue Requirement			14.00%
Required Annual Capital Maintenance Expenditure			$ 100.0
Annual Capital Cost Recovery Mechanism Limit			$ 1,500.0
Expected Modernization Investment		$ 300.0
Annual Capital Cost Recovery Mechanism Limit Tolerance			15.00%
Subsequent Event
Regulatory Matters [Line Items]
Expected Modernization Investment	$ 937.1